ARK FUNDS
                      PROSPECTUS - SOCIAL ISSUES PORTFOLIOS
                               INSTITUTIONAL CLASS

                Social Issues Intermediate Fixed Income Portfolio
                    Social Issues Blue Chip Equity Portfolio
                     Social Issues Capital Growth Portfolio
                    Social Issues Small-Cap Equity Portfolio

                        SUPPLEMENT DATED JUNE 28, 2002 TO
            THE INSTITUTIONAL CLASS PROSPECTUS DATED FEBRUARY 5, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


1. Wilmer C. Stith III is manager of the Social Issues Intermediate Fixed Income Portfolio. On page 14, in the section captioned "Investment Advisor," the first sentence of the paragraph regarding Wilmer C. Stith III is replaced with the following:

          Wilmer C. Stith III is manager of Social Issues Intermediate Fixed Income Portfolio.

     Also on page 14, the portfolio management information regarding the Social Issues Capital Growth Portfolio is replaced in its entirety with the following:

          Thomas D. DeHudy was named manager of the Social Issues Capital Growth Portfolio, effective December 2001. He has been a Principal of AIA since January 2001, and is manager of another ARK Funds Portfolio. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He joined AIA from Lord Abbett & Company, where he had been a senior equity analyst since 1999. Mr. DeHudy has over 19 years of experience in investment research, and is a Chartered Financial Analyst.

2. Effective January 1, 2002, ARK Funds Distributors, LLC is the distributor of the Portfolios.

     In the section captioned "More Information About ARK Funds" the information under the term "Distributor" is replaced in its entirety with the following:

          ARK Funds Distributors, LLC
          Two Portland Square
          Portland, Maine 04101


      THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE